Equity (Details) $ / shares in Units, $ in Thousands									6 Months Ended		12 Months Ended
	Apr. 01, 2025 shares	Jun. 24, 2024 $ / shares shares	Jan. 21, 2024 USD ($)	Oct. 31, 2023 $ / shares	Oct. 13, 2023 USD ($) shares	Aug. 14, 2023 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares	Jun. 01, 2022 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 ₪ / shares shares	Dec. 31, 2024 ₪ / shares shares	Sep. 26, 2024 $ / shares	Jun. 25, 2023 ₪ / shares
Equity [Line Items]
Ordinary shares issued	18,929	1							90,148
Reverse share split		1-for-21
Ordinary shares par value (in Dollars per share) | (per share)												₪ 0.152	₪ 0.184	$ 0.0001	₪ 0.05
Gross proceeds (in Dollars) | $								$ 10,210	$ 360	$ 474	$ 506
Issuance of aggregate shares								6,495
Number of units								614
Units per share (in Dollars per share) | $ / shares								$ 1,572.48
Option period						45 days
Gross cash proceeds (in Dollars) | $										$ 2,722	$ 6,255
Shares issued												534,605	515,640
Purchase sale (in Dollars) | $			$ 20,000
Commitment amount (in Dollars) | $									$ 20,000
Sale of ordinary shares									273,466
Share price rate												97.00%
Installment payment, percentage												10.00%
Payment for premium percentage									5.00%
Aggregate shares									2,633
Commitment fee (in Dollars) | $									$ 200
Bottom of Range [Member]
Equity [Line Items]
Interest rate, percentage												5.00%
Top of Range [Member]
Equity [Line Items]
Interest rate, percentage												18.00%
Pre-Funded Units [Member]
Equity [Line Items]
Units per share (in Dollars per share) | $ / shares								$ 1,539.174
Reverse Share Split [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares
SEPA [Member]
Equity [Line Items]
Gross proceeds (in Dollars) | $									6,255
Commitment amount (in Dollars) | $									$ 5,000
Pre-Funded Warrants [Member]
Equity [Line Items]
Number of units								5,881
June 2022 Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares							$ 1,435.98
Expire term							7 years
August 2023 Financing Round [Member]
Equity [Line Items]
Ordinary shares issued						10,119
Purchase price per share (in Dollars per share) | $ / shares						$ 109.2
Aggregate gross proceeds (in Dollars) | $						$ 1,300
August 2023 Financing Round [Member] | Over Allotment [Member]
Equity [Line Items]
Ordinary shares issued						1,786
August 2023 Financing Round [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Ordinary shares issued						1,786
Purchase price per share (in Dollars per share) | $ / shares						$ 108.654
October 2023 Financing Round [Member]
Equity [Line Items]
Gross cash proceeds (in Dollars) | $					$ 5,026
October 2023 Financing Round [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares				$ 0.021
Shares issued					91,910